UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07729

Hansberger Institutional Series

(Exact name of registrant as specified in charter)

401 East Las Olas Boulevard

Suite 1700

Fort Lauderdale, Florida 33301

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)

J. Christopher Jackson

401 East Las Olas Boulevard

Suite 1700

Fort Lauderdale, Florida 33301

Registrant’s telephone number, including area code: (954) 522-5150

Date of fiscal year end: December 31

Date of reporting period: March 31, 2006

Item 1.	Schedule of Investments.

International Value Fund

Emerging Markets Fund

International Growth Fund

International Core Fund

International Value Fund

Portfolio of Investments

March 31, 2006 (Unaudited)

Shares		Value (Note 1)
	Common Stocks - 97.4% of Net Assets

	Australia - 1.4%
215,714	Westpac Banking Corp.	$3,666,876

	Brazil - 3.6%
69,500	Companhia Energetica de Minas Gerais ADR	3,160,165
63,200	Companhia Vale Do Rio Doce, Sponsored ADR	2,732,136
44,462	Petroleo Brasileiro S.A. ADR	3,853,522

		9,745,823

	Canada - 2.4%
83,300	Alcan, Inc.	3,809,309
236,809	Celestica, Inc. (a)	2,711,463

		6,520,772

	China - 3.4%
8,161,024	Denway Motors Ltd.	3,175,541
1,046,400	Ping An Insurance Group Co. of China Ltd., Class H	2,694,325
3,756,000	Yanzhou Coal Mining Co. Ltd., Class H	3,263,583

		9,133,449

	Finland - 1.3%
162,300	Nokia Oyj	3,355,297

	France - 12.7%
100,049	Axa S.A.	3,499,421
35,882	BNP Paribas	3,320,761
3,588	BNP Paribas, New Shares (a)	321,978
95,850	Carrefour S.A.	5,082,880
175,600	France Telecom S.A.	3,942,303
31,742	Schneider Electric S.A.	3,418,007
150,300	STMicroelectronics N.V. (a)	2,762,147
79,879	Suez S.A.	3,139,234
16,422	Total S.A.	4,329,383
120,400	Vivendi Universal S.A.	4,115,213

		33,931,327

	Germany - 3.7%
12,112	Adidas-Salomon AG	2,392,545
38,395	E.ON AG	4,217,791
29,581	Linde AG	2,565,455
7,800	Schering AG	810,651

		9,986,442

	Greece - 1.0%
92,030	Folli-Follie S.A. (Registered)	2,630,289

	Hong Kong - 1.9%
215,854	Hutchison Whampoa Ltd.	1,973,249
3,287,100	Johnson Electric Holdings Ltd.	3,065,890

		5,039,139

	Indonesia - 0.8%
4,016,000	PT Indosat TbK	2,268,985

	Israel - 0.9%
123,000	Check Point Software Technologies Ltd. (a)	2,462,460

	Italy - 3.7%
148,491	Eni S.p.A.	4,228,277
96,605	Saipem S.p.A.	2,231,409
477,100	UniCredito Italiano S.p.A.	3,440,944

		9,900,630

	Japan - 19.4%
233,000	Ajinomoto Co., Inc.	2,486,122
214,000	Asahi Glass Co., Ltd.	3,194,568
342,000	Bank of Yokohama (The), Ltd.	2,801,712
55,500	Canon, Inc.	3,662,697
171,000	Chugoku Bank (The), Ltd.	2,613,965
381,000	Joyo Bank	2,686,523
160,200	JS Group Corp.	3,446,485
554	KDDI Corp.	2,958,920
520,000	Marubeni Corp.	2,725,371
23,600	Nintendo Co. Ltd.	3,524,187
271,500	Nissan Motor Co., Ltd.	3,224,909
166,300	Nomura Holdings, Inc.	3,684,028
216,000	Shionogi & Co., Ltd.	3,542,523
195,000	Sumitomo Corp.	2,779,286
480,000	Sumitomo Trust & Banking Co., Ltd.	5,553,233
53,600	Takeda Pharmaceutical Co., Ltd.	3,049,021

		51,933,550

	Korea - 3.1%
53,330	LG Chem Ltd.	2,420,236
4,686	Samsung Electronics Co., Ltd.	3,025,565
6,010	Shinsegae Co., Ltd.	2,739,132

		8,184,933

	Netherlands - 3.2%
134,890	ABN AMRO Holding N.V.	4,030,679
117,972	ING Groep N.V.	4,646,128

		8,676,807

	Russia - 1.3%
43,085	LUKOIL ADR	3,593,289

	Singapore - 2.4%
395,600	DBS Group Holdings Ltd.	3,987,530
287,900	Singapore Airlines Ltd.	2,491,177

		6,478,707

	South Africa - 0.8%
78,100	Telkom South Africa Ltd.	2,029,387

	Spain - 1.0%
180,100	Banco Santander Central Hispano S.A.	2,626,525

	Sweden - 1.0%
99,000	Svenska Handelsbanken AB	2,749,000

	Switzerland - 8.6%
219,920	ABB Ltd. (a)	2,770,977
41,900	CIBA Specialty Chemicals	2,499,602
81,674	Credit Suisse Group	4,569,149
50,700	Lonza Group AG (Registered)	3,467,749
10,119	Nestle S.A. (Registered)	2,996,350
70,218	Novartis AG (Registered)	3,896,121
4,320	Serono S.A.	3,006,077

		23,206,025

	Taiwan - 1.1%
1,435,689	Taiwan Semiconductor Manufacturing Co., Ltd.	2,815,422

	United Kingdom - 18.7%
77,200	AstraZeneca plc	3,878,576
194,384	BP plc	2,235,688
358,100	British Sky Broadcasting plc	3,351,702
661,465	Cattles plc	4,218,780
122,550	GlaxoSmithKline plc	3,203,827
121,213	Group 4 Securicor plc	397,298
204,610	HBOS plc	3,411,848
188,575	HSBC Holdings plc	3,152,976
631,139	Kingfisher plc	2,621,506
74,500	Man Group plc	3,183,858
959,897	Old Mutual plc	3,344,938
486,600	Reuters Group plc	3,341,465
79,607	Royal Bank of Scotland Group plc	2,588,421
1,064,125	Signet Group plc	2,018,549
20,900	Smith & Nephew plc	187,547
122,918	Standard Chartered plc	3,052,995
227,052	Unilever plc	2,318,238
1,791,587	Vodafone Group plc	3,737,654

		50,245,866

	Total — Common Stocks
	(Cost $196,178,298)	261,181,000

Principal Amount
	Short-Term Investment - 1.3%

$3,512,000	Repurchase Agreement with State Street Bank and Trust Company, dated 3/31/06 at 2.300%, to be repurchased at $3,512,673 on 4/3/06, collateralized by $3,605,000 U.S. Treasury Note, 2.375%, due 8/15/06 with a value of $3,583,298 (Cost $3,512,000)	3,512,000

	TOTAL INVESTMENTS - 98.7%
	(Cost $199,690,298)	264,693,000
	Other Assets and Liabilities (Net) — 1.3%	3,534,446

	NET ASSETS — 100%	$268,227,446

(a)	Non-income producing security.
ADR	American Depositary Receipt

At March 31, 2006, sector diversification of the International Value Fund was as follows:

	% of Net Assets	Market Value
Financials	29.8%	$79,846,592
Consumer Discretionary	10.0%	26,871,719
Industrials	9.8%	26,262,308
Information Technology	9.1%	24,319,237
Energy	8.9%	23,735,150
Health Care	8.0%	21,574,344
Materials	6.5%	17,494,487
Consumer Staples	5.8%	15,622,723
Telecommunication Services	5.6%	14,937,250
Utilities	3.9%	10,517,190
Short-Term Investment	1.3%	3,512,000

Total Investments	98.7%	264,693,000
Other Assets and Liabilities (Net)	1.3%	3,534,446

Net Assets	100.0%	$268,227,446

The accompanying notes are an integral part of the portfolio of investments.

Emerging Markets Fund

Portfolio of Investments

March 31, 2006 (Unaudited)

Shares		Value (Note 1)
	Common Stocks - 94.8% of Net Assets

	Brazil - 11.6%
134,100	Banco Bradesco S.A.	$4,337,801
88,309	Companhia de Bebidas das Americas ADR	3,793,755
126,299,000	Companhia Energetica de Minas Gerais	4,654,503
153,400	Companhia Vale do Rio Doce S.A. ADR	6,631,482
160,000	Petroleo Brasileiro S.A. ADR	13,867,200
1,529,000	Sadia S.A. PFD	4,098,059
221,400	TeleNorte Leste Participacoes S.A. ADR	3,692,952

		41,075,752

	Chile - 1.0%
6,817,538	Madeco S.A. (a)	576,744
371,897	Madeco S.A. ADR (a)	3,123,935

		3,700,679

	China - 11.3%
1,356,600	China Mobile (Hong Kong) Ltd.	7,133,912
9,278,000	China Petroleum & Chemical Corp.	5,415,015
2,750,200	Datang International Power Generation Co., Ltd., Class H	1,732,584
14,695,400	Denway Motors Ltd.	5,718,137
10,210,000	Lenovo Group Ltd.	3,908,386
2,554,206	Ping An Insurance Group Co. of China Ltd., Class H	6,576,702
3,185,000	Weichai Power Co., Ltd., Class H	5,215,236
4,900,000	Yanzhou Coal Mining Co. Ltd., Class H	4,257,602

		39,957,574

	Hong Kong - 1.8%
381,600	Hutchison Whampoa Ltd.	3,488,432
3,078,300	Johnson Electric Holdings Ltd.	2,871,141

		6,359,573

	Hungary - 1.7%
17,500	Gedeon Richtor Rt.	3,517,573
71,300	OTP Bank Rt.	2,466,352

		5,983,925

	India - 4.5%
399,657	Corporation Bank	3,476,569
188,545	Hero Honda Motors Ltd.	3,776,428
157,000	Mahindra & Mahindra, Ltd.	2,214,719
181,000	Oil & Natural Gas Corp., Ltd.	5,300,201
100,000	Raymond Ltd.	1,189,823

		15,957,740

	Indonesia - 2.2%
13,596,000	PT Indosat TbK	7,681,553

	Israel - 2.6%
673,262	Bank Hapoalim B.M.	3,116,868
130,000	Check Point Software Technologies Ltd. (a)	2,602,600
130,000	Lipman Electronic Engineering Ltd. (a)	3,536,000

		9,255,468

	Korea - 14.3%
16,000	Amorepacific Corp.	6,258,439
52,400	GS Home Shopping, Inc.	4,951,551
54,200	Hyundai Motor Co., Ltd.	4,544,878
69,556	Kookmin Bank ADR	5,948,429
128,790	LG Chem Ltd.	5,844,781
21,028	Samsung Electronics Co., Ltd.	13,576,949
21,454	Shinsegae Co., Ltd	9,777,928

		50,902,955

	Malaysia - 0.6%
970,100	Maxis Communications Bhd	2,292,282

	Mexico - 4.7%
117,100	America Movil S.A. de C.V. ADR	4,011,846
113,544	Cemex S.A. de C.V. ADR	7,412,152
262,000	Grupo Televisa S.A. ADR	5,213,800

		16,637,798

	Russia - 10.5%
177,000	Evraz Group SA GDR 144A	4,513,500
179,100	LUKOIL ADR	14,936,940
62,600	MMC Norilsk Nickel ADR	6,053,420
62,600	Polyus Gold Co. ZAO (a) (b)	2,316,200
80,050	Surgutneftegaz ADR	9,365,850

		37,185,910

	South Africa - 9.0%
267,900	Barloworld Ltd.	5,766,696
18,940	Impala Platinum Holdings Ltd.	3,572,585
551,500	Massmart	5,219,904
219,428	Nedbank Group Ltd.	4,566,097
3,504,000	Network Healthcare Holdings Ltd. (a)	5,136,741
146,000	Standard Bank Group Ltd.	2,001,894
224,700	Telkom S.A. Ltd.	5,838,710

		32,102,627

	Taiwan - 10.8%
2,966,550	Asustek Computer, Inc.	8,032,150
2,975,000	Chi Mei Optoelectrics Corp.	4,180,211
9,677,272	Chinatrust Financial Holding Co., Ltd.	6,867,480
3,086,892	President Chain Store Corp.	6,531,941
6,422,897	Taiwan Semiconductor Manufacturing Co., Ltd.	12,595,461

		38,207,243

	Thailand - 3.8%
946,400	Advanced Info Service Public Co., Ltd. (b)	2,227,540
1,754,000	Bangkok Bank Public Co., Ltd.	5,231,916
28,012,100	Land & Houses Public Co., Ltd.	6,040,040

		13,499,496

	Turkey - 2.3%
416,220	Akbank T.A.S.	3,495,984
332,403	Enka Insaat ve Sanayi A.S.	4,542,831

		8,038,815

	United Kingdom - 2.1%
179,676	HSBC Holdings plc	3,004,185
1,308,000	Old Mutual plc	4,557,967

		7,562,152

	Total — Common Stocks
	(Identified Cost $219,614,947)	336,401,542

Principal Amount
	Short-Term Investment - 3.3%

$11,728,000	Repurchase Agreement with State Street Bank and Trust Company, dated 3/31/06 at 2.300%, to be repurchased at $11,730,248 on 4/3/06, collateralized by $12,430,000 U.S. Treasury Note, 3.875%, due 9/15/10 with a value of $11,965,391 (Cost $11,728,000)	11,728,000

	TOTAL INVESTMENTS - 98.1%
	(Cost $231,342,947)	348,129,542
	Other Assets and Liabilities (Net) — 1.9%	6,703,500

	NET ASSETS — 100%	$354,833,042

(a)	Non-income producing security.
(b)	Fair-valued security as of March 31, 2006 (see Notes to Portfolio of Investments, Note 1).
As of March 31, 2006, these securities represents $4,543,740, 1.3% of net assets.
144A	Security issued in a transaction exempt from registration under Rule 144A (“Rule 144A Security”) of the Securities Act of 1933, as amended (the “Securities Act”) that has been deemed by Hansberger Global Investors, Inc. (the “Adviser”) to be liquid. These types of securities are subject to restrictions on resale and may only be resold upon registration under the Securities Act or in transactions exempt from registration, including sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered. At March 31, 2006, Rule 144A Securities that have been deemed to be liquid represent $4,513,500, 1.3% of net assets.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PFD	Preferred

At March 31, 2006, sector diversification of the Emerging Markets Fund was as follows:

	% of Net Assets	Market Value
Financials	15.7%	$55,648,243
Energy	15.0%	53,142,809
Information Technology	13.6%	48,431,757
Materials	10.2%	36,344,120
Consumer Staples	10.1%	35,680,026
Consumer Discretionary	9.5%	33,649,375
Telecommunication Services	9.3%	32,878,795
Industrials	7.2%	25,585,015
Short-Term Investment	3.3%	11,728,000
Health Care	2.4%	8,654,314
Utilities	1.8%	6,387,088

Total Investments	98.1%	348,129,542
Other Assets and Liabilities (Net)	1.9%	6,703,500

Net Assets	100.0%	$354,833,042

The accompanying notes are an integral part of the portfolio of investments.

International Growth Fund

Portfolio of Investments

March 31, 2006 (Unaudited)

Shares		Value (Note 1)
	Common Stocks - 77.9% of Net Assets

	Australia - 2.1%
548,699	Computershare Ltd.	$2,887,550
129,895	Woodside Petroleum Ltd.	4,224,223

		7,111,773

	Belgium - 0.9%
203,930	SES Global FDR	3,241,096

	Brazil - 1.9%
68,200	Aracruz Celulose S.A. ADR	3,610,508
72,072	Companhia de Bebidas das Americas ADR	3,096,213

		6,706,721

	Canada - 2.6%
81,200	Manulife Financial Corp.	5,096,924
49,704	Suncor Energy, Inc.	3,828,202

		8,925,126

	China - 0.9%
5,410,000	China Petrolium & Chemical Corp., Class H	3,157,494

	Denmark - 1.3%
181,300	Vestas Wind Systems A/S (a)	4,510,246

	Finland - 0.4%
75,590	Nokian Renkaat Oyj	1,330,989

	France - 6.5%
54,400	Bouygues S.A.	2,881,544
32,900	Essilor International S.A.	2,929,652
48,600	Schneider Electric S.A.	5,233,292
53,600	Technip S.A.	3,634,764
35,100	Total S.A. ADR	4,623,723
53,500	Veolia Environnement	2,964,434

		22,267,409

	Germany - 5.3%
14,200	Adidas-Salomon AG	2,804,998
33,523	Allianz AG	5,584,824
36,197	RWE AG	3,142,720
54,700	SAP AG ADR	2,971,304
39,000	Siemens AG (Registered)	3,637,113

		18,140,959

	Hong Kong - 2.4%
628,500	Esprit Holdings Ltd.	4,884,005
2,063,023	Shangri-La Asia Ltd.	3,322,123

		8,206,128

	India - 2.3%
68,300	HDFC Bank Ltd. ADR	3,722,350
55,200	Infosys Technologies Ltd. ADR	4,297,872

		8,020,222

	Israel - 0.9%
75,800	Teva Pharmaceutical Industries Ltd. ADR	3,121,444

	Italy - 1.8%
847,100	UniCredito Italiano S.p.A.	6,109,462

	Japan - 14.9%
155,100	Denso Corp.	6,130,836
53,600	Ibiden Co. Ltd.	2,709,270
11,880	Keyence Corp.	3,084,327
57,800	Nidec Corp.	4,728,866
54,100	Nitto Denko Corp.	4,588,272
22,520	Orix Corp.	6,994,492
271,000	Sharp Corp.	4,796,014
30,400	SMC Corp.	4,738,355
509	Sumitomo Mitsui Financial Group, Inc.	5,618,479
91,600	THK Co. Ltd.	2,944,835
85,100	Toyota Motor Corp.	4,633,623

		50,967,369

	Korea - 2.2%
37,000	Kookmin Bank ADR	3,164,240
12,967	Samsung Electronics Co., Ltd. GDR, 144A	4,236,967

		7,401,207

	Mexico - 0.9%
110,300	Wal Mart De Mexico S.A. de C.V. ADR	2,951,595

	Netherlands - 0.8%
133,700	ASML Holding N.V. (a)	2,723,469

	Singapore - 1.7%
280,000	DBS Group Holdings Ltd.	2,822,316
350,000	Keppel Corp. Ltd.	2,988,942

		5,811,258

	Spain - 4.7%
304,300	Banco Bilbao Vizcaya Argentaria S.A.	6,340,132
256,710	Banco Santander Central Hispano S.A.	3,743,782
380,048	Telefonica S.A.	5,951,853

		16,035,767

	Switzerland - 6.8%
50,561	Credit Suisse Group	2,828,572
9,705	Nestle S.A. (Registered)	2,873,761
14,550	Nobel Biocare Holding AG	3,242,021
99,500	Novartis AG (Registered)	5,520,864
19,670	Roche Holding AG	2,923,224
19,495	Syngenta AG (Registred) (a)	2,739,603
30,170	UBS AG (Registered)	3,315,637

		23,443,682

	United Kingdom - 16.6%
1,299,393	ARM Holdings plc	2,996,151
396,898	Barclays plc	4,635,088
161,900	BHP Billiton plc	2,968,669
70,600	BP plc ADR	4,867,164
614,700	British Sky Broadcasting plc	5,753,396
64,206	Carnival plc	3,152,856

1,202,340	Hays plc	3,378,358
280,600	HBOS plc	4,678,972
113,600	Johnson Matthey plc	2,749,393
81,720	Reckitt Benckiser plc	2,868,296
395,200	Rolls-Royce Group plc (a)	3,139,299
21,261,760	Rolls-Royce Group plc - B Shares (a)	37,679
88,563	Royal Bank of Scotland Group plc	2,879,626
411,400	Smith & Nephew plc	3,643,813
759,228	Tesco plc	4,347,355
231,300	Vodafone Group plc ADR	4,834,170

		56,930,285

	Total — Common Stocks
	(Cost $233,636,251)	267,113,701

Principal Amount
	Short-Term Investment - 1.8%

$6,024,000	Repurchase Agreement with State Street Bank and Trust Company, dated 3/31/06 at 2.300%, to be repurchased at $6,025,155 on 4/3/06, collateralized by $6,185,000 U.S. Treasury Note, 2.375%, due 8/15/06 with a value of $6,147,766 (Cost $6,024,000)	6,024,000

	TOTAL INVESTMENTS - 79.7%
	(Cost $239,660,251)	273,137,701
	Other Assets and Liabilities (Net) — 20.3%	69,680,208

	NET ASSETS — 100%	$342,817,909

(a)	Non-income producing security.
144A	Security issued in a transaction exempt from registration under Rule 144A (“Rule 144A Security”) of the Securities Act of 1933, as amended (the “Securities Act”) that has been deemed by Hansberger Global Investors, Inc. (the “Adviser”) to be liquid. These types of securities are subject to restrictions on resale and may only be resold upon registration under the Securities Act or in transactions exempt from registration, including sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered. At March 31, 2006, Rule 144A Securities that have been deemed to be liquid represent $4,236,967, 1.2% of net assets.
ADR	American Depositary Receipt
FDR	Fiduciary Depository Receipt
GDR	Global Depositary Receipt

At March 31, 2006, sector diversification of the International Growth Fund was as follows:

	% of Net Assets	Market Value
Financials	19.7%	$67,534,896
Consumer Discretionary	11.7%	40,049,936
Information Technology	9.8%	33,580,611
Industrials	8.1%	27,663,283
Energy	7.1%	24,335,570
Health Care	6.2%	21,381,018
Materials	4.8%	16,656,446
Consumer Staples	4.7%	16,137,220
Telecommunication Services	4.0%	13,667,567
Utilities	1.8%	6,107,154
Short-Term Investment	1.8%	6,024,000

Total Investments	79.7%	273,137,701
Other Assets and Liabilities (Net)	20.3%	69,680,208

Net Assets	100.0%	$342,817,909

The accompanying notes are an integral part of the portfolio of investments.

International	Core Fund

Portfolio of Investments

March 31, 2006 (Unaudited)

Shares		Value (Note 1)
	Common Stocks - 97.3% of Net Assets

	Australia - 2.0%
42,600	Computershare Ltd.	$224,184
17,185	Westpac Banking Corp.	292,124
10,062	Woodside Petroleum Ltd.	327,219

		843,527

	Belgium - 0.6%
15,853	SES Global FDR	251,955

	Brazil - 3.0%
5,400	Aracruz Celulose S.A. ADR	285,876
5,541	Companhia de Bebidas das Americas ADR	238,041
5,200	Companhia Energetica de Minas Gerais ADR	236,444
5,100	Companhia Vale Do Rio Doce, Sponsored ADR	220,473
3,500	Petroleo Brasileiro S.A. ADR	303,345

		1,284,179

	Canada - 2.9%
6,900	Alcan, Inc.	315,537
19,249	Celestica, Inc. (a)	220,401
6,200	Manulife Financial Corp.	389,174
3,787	Suncor Energy, Inc.	291,675

		1,216,787

	China - 2.2%
418,000	China Petrolium & Chemical Corp., Class H	243,962
516,000	Denway Motors Ltd.	200,781
87,000	Ping An Insurance Group Co. of China Ltd., Class H	224,012
282,000	Yanzhou Coal Mining Co. Ltd., Class H	245,029

		913,784

	Denmark - 0.8%
14,100	Vestas Wind Systems A/S (a)	350,769

	Finland - 0.8%
11,600	Nokia Oyj ADR	240,352
5,900	Nokian Renkaat Oyj	103,887

		344,239

	France - 10.4%
7,200	Axa S.A.	251,835
3,510	BNP Paribas	324,839
285	BNP Paribas, New Shares (a)	25,575
4,200	Bouygues S.A.	222,472
7,650	Carrefour S.A.	405,676
2,600	Essilor International S.A.	231,523
14,200	France Telecom S.A.	318,797
6,300	Schneider Electric S.A.	678,390
12,200	STMicroelectronics N.V. (a)	224,206
5,400	Suez S.A.	212,219

4,300	Technip S.A.	291,595
5,200	Total S.A. ADR	684,996
4,200	Veolia Environnement	232,722
9,680	Vivendi Universal S.A.	330,857

		4,435,702

	Germany - 5.1%
2,100	Adidas-Salomon AG	414,824
2,569	Allianz AG	427,987
3,000	E.on AG	329,558
2,300	Linde AG	199,471
2,800	RWE AG	243,103
4,100	SAP AG ADR	222,712
600	Schering AG	62,358
3,000	Siemens AG (Registered)	279,778

		2,179,791

	Greece - 0.5%
7,480	Folli-Follie S.A. (Registered)	213,784

	Hong Kong - 2.4%
48,000	Esprit Holdings Ltd.	373,003
18,000	Hutchison Whampoa Ltd.	164,548
264,000	Johnson Electric Holdings Ltd.	246,234
160,000	Shangri-La Asia Ltd.	257,651

		1,041,436

	India - 1.5%
5,300	HDFC Bank Ltd. ADR	288,850
4,200	Infosys Technologies Ltd. ADR	327,012

		615,862

	Indonesia - 0.4%
316,500	PT Indosat TbK	178,818

	Israel - 1.0%
9,900	Check Point Software Technologies Ltd. (a)	198,198
5,900	Teva Pharmaceutical Industries Ltd. ADR	242,962

		441,160

	Italy - 2.8%
11,400	Eni S.p.A.	324,615
7,800	Saipem S.p.A.	180,166
95,900	UniCredito Italiano S.p.A.	691,651

		1,196,432

	Japan - 18.9%
19,000	Ajinomoto Co., Inc.	202,731
21,000	Asahi Glass Co., Ltd.	313,486
29,000	Bank of Yokohama (The), Ltd.	237,572
4,400	Canon, Inc.	290,376
12,000	Chugoku Bank (The), Ltd.	183,436
12,100	Denso Corp.	478,292
4,200	Ibiden Co. Ltd.	212,294
35,000	Joyo Bank	246,793
12,000	JS Group Corp.	258,164
44	KDDI Corp.	235,004
880	Keyence Corp.	228,469
36,000	Marubeni Corp.	188,679

4,500	Nidec Corp.	368,164
1,900	Nintendo Co. Ltd.	283,727
21,900	Nissan Motor Co., Ltd.	260,131
4,100	Nitto Denko Corp.	347,725
12,700	Nomura Holdings, Inc.	281,342
1,700	Orix Corp.	528,003
21,000	Sharp Corp.	371,647
16,000	Shionogi & Co., Ltd.	262,409
2,400	SMC Corp.	374,081
16,000	Sumitomo Corp.	228,044
39	Sumitomo Mitsui Financial Group, Inc.	430,493
37,000	Sumitomo Trust & Banking Co., Ltd.	428,062
4,100	Takeda Pharmaceutical Co., Ltd.	233,227
7,200	THK Co. Ltd.	231,472
6,600	Toyota Motor Corp.	359,364

		8,063,187

	Korea - 2.9%
2,800	Kookmin Bank ADR	239,456
3,600	LG Chem Ltd.	163,376
1,897	Samsung Electronics Co., Ltd. GDR, 144A	619,845
450	Shinsegae Co., Ltd.	205,093

		1,227,770

	Mexico - 0.5%
8,400	Wal Mart De Mexico S.A. de C.V. ADR	224,782

	Netherlands - 1.8%
8,900	ABN AMRO Holding N.V.	265,943
10,274	ASML Holding N.V. (Registered) (a)	209,281
7,800	ING Groep N.V.	307,190

		782,414

	Russia - 0.7%
3,400	LUKOIL ADR	283,560

	Singapore - 2.3%
53,000	DBS Group Holdings Ltd.	534,224
27,000	Keppel Corp. Ltd.	230,576
23,000	Singapore Airlines Ltd.	199,017

		963,817

	South Africa - 0.5%
1,700	Telkom South Africa Ltd. ADR	178,517

	Spain - 3.7%
23,300	Banco Bilbao Vizcaya Argentaria S.A.	485,459
43,500	Banco Santander Central Hispano S.A.	634,391
29,600	Telefonica S.A.	463,559

		1,583,409

	Sweden - 0.5%
8,200	Svenska Handelsbanken AB	227,695

	Switzerland - 8.7%
17,400	ABB Ltd. (a)	219,239

3,380	CIBA Specialty Chemicals	201,639
9,775	Credit Suisse Group	546,850
3,880	Lonza Group AG (Registered)	265,382
1,556	Nestle S.A. (Registered)	460,749
1,100	Nobel Biocare Holding AG	245,101
14,685	Novartis AG (Registered)	814,813
1,530	Roche Holding AG	227,378
356	Serono S.A.	247,723
1,517	Syngenta AG (a)	213,182
2,350	UBS AG (Registered)	258,261

		3,700,317

	Taiwan - 0.5%
23,100	Taiwan Semiconductor Manufacturing Co., Ltd.	232,386

	United Kingdom - 19.9%
102,626	ARM Holdings plc	236,636
6,400	AstraZeneca plc	321,540
30,800	Barclays plc	359,691
12,600	BHP Billiton plc	231,039
8,500	BP plc ADR	585,990
76,300	British Sky Broadcasting plc	714,144
4,990	Carnival plc	245,036
53,803	Cattles plc	343,152
9,300	GlaxoSmithKline plc	243,130
8,755	Group 4 Securicor plc	28,696
93,068	Hays plc	261,504
37,500	HBOS plc	625,308
15,200	HSBC Holdings plc	254,144
8,800	Johnson Matthey plc	212,981
48,571	Kingfisher plc	201,745
6,400	Man Group plc	273,513
77,600	Old Mutual plc	270,142
6,200	Reckitt Benckiser plc	217,614
38,700	Reuters Group plc	265,752
32,700	Rolls-Royce Group plc (a)	259,755
1,759,260	Rolls-Royce Group plc - B Shares (a)	3,117
13,500	Royal Bank of Scotland Group plc	438,952
105,000	Signet Group plc	199,176
33,700	Smith & Nephew plc	298,682
8,100	Standard Chartered plc	201,185
59,055	Tesco plc	338,150
17,100	Unilever plc	174,594
32,700	Vodafone Group plc ADR	683,430

		8,489,068

	Total Common Stocks
	(Cost $36,387,966)	41,465,147

Principal Amount
	Short-Term Investment - 1.7%

$717,000	Repurchase Agreement with State Street Bank and Trust Company, dated 3/31/2006 at 2.300%, to be repurchased at $717,137 on 4/3/2006 collateralized by $740,000 U.S. Treasury Note 2.375% due 8/15/2006 with a value of $735,545 (Cost $717,000)	717,000

	TOTAL INVESTMENTS - 99.0%
	(Cost $37,104,966)	42,182,147

	Other Assets and Liabilities (Net) — 1.0%	410,443

	NET ASSETS — 100.0%	$42,592,590

(a)	Non-income producing security.

144A	Security issued in a transaction exempt from registration under Rule 144A (“Rule 144A Security”) of the Securities Act of 1933, as amended (the “Securities Act”) that has been deemed by Hansberger Global Investors, Inc. (the “Adviser”) to be liquid. These types of securities are subject to restrictions on resale and may only be resold upon registration under the Securities Act or in transactions exempt from registration, including sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered. At March 31, 2006, Rule 144A Securities that have been deemed to be liquid represent $619,845, 1.5% of net assets.
ADR	American Depositary Receipt
FDR	Fiduciary Depository Receipt
GDR	Global Depositary Receipt

At March 31, 2006, sector diversification of the International Core Fund was as follows:

	% of Net Assets	Market Value
Financials	27.0%	$11,517,574
Consumer Discretionary	12.3%	5,242,028
Industrials	10.6%	4,515,549
Information Technology	10.2%	4,338,243
Energy	8.8%	3,762,152
Health Care	8.1%	3,430,847
Materials	6.2%	2,656,680
Consumer Staples	5.8%	2,467,430
Telecommunication Services	5.4%	2,280,598
Utilities	2.9%	1,254,046
Short-Term Investment	1.7%	717,000

Total Investments	99.0%	42,182,147
Other Assets and Liabilities (Net)	1.0%	410,443

Net Assets	100.0%	$42,592,590

The accompanying notes are an integral part of the portfolio of investments.

Notes to Portfolios of Investments

March 31, 2006 (Unaudited)

Hansberger Institutional Series (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of March 31, 2006, the Trust was comprised of four separate active, diversified portfolios (each individually referred to as a “Fund,” collectively as the “Funds”). The International Value Fund and the Emerging Markets Fund, each a Fund of the Trust, commenced operations on December 30, 1996. The International Growth Fund, also a Fund of the Trust, commenced operations on June 23, 2003. The International Core Fund commenced operations on September 13, 2005. Each Fund offers two classes of shares – Institutional Class and Advisor Class, the latter of which commenced operations on September 13, 2005.

The International Value Fund seeks to achieve long-term capital growth through a flexible policy of investing in stocks and debt obligations of companies and governments domiciled outside of the United States. The Emerging Markets Fund seeks to achieve long-term capital growth through a policy of investing primarily in publicly traded equity securities of companies located in emerging markets. The International Growth Fund seeks to achieve high long-term total return through a policy of investing primarily in equity securities of companies domiciled outside of the United States. The International Core Fund seeks to achieve long-term capital growth through a policy of investing primarily in equity securities of companies domiciled outside of the United States.

The Funds’ investments in emerging markets or developing markets may subject the Funds to a greater degree of risk than the Funds’ investments in developed markets. Risks associated with these developing markets, attributable to political, social or economic factors, may affect the price of the Funds’ investments and income generated by these investments, as well as the Funds’ ability to repatriate such amounts.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of the Funds’ financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosure in the financial statements. Actual results could differ from those estimates.

1. Security Valuation: Equity securities listed on a U.S. exchange are valued at the latest reported sales price on the valuation date. Securities listed on a foreign exchange are valued at their closing price. Certain events affecting the values of securities maintained in the Funds’ portfolios might occur between the close of the foreign exchanges on which those securities principally trade and the time at which the daily net asset value for the Funds is determined. If events materially affecting the value of such securities occur during such period, then these securities may be valued at their fair value as determined in good faith pursuant to the Trust’s fair valuation procedures under the supervision of the Board of Trustees. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at a price within a range not exceeding the current asked price and not less than the current bid price. Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued at prices provided by a pricing service which are based primarily on institutional size trading in similar groups of securities. Securities not priced in this manner are valued at the most recently quoted bid price, or, when securities exchange valuations are used, at the latest reported sales price on the day of valuation. If there is no such reported sale, the latest reported bid price will be used. Debt securities purchased with remaining maturities of 60 days or less are generally valued at amortized cost, which approximates market value. All other securities and assets for which market values are not readily available, including restricted securities, unlisted foreign securities and those securities for which it is inappropriate to determine the prices in accordance with the above-stated procedures, are valued at fair value as determined in good faith pursuant to the Trust’s fair valuation procedures under the supervision of the Board of Trustees, although the actual determinations are done by others.

The fair value of a portfolio security is the price that the Funds might reasonably expect to receive upon its current sale. Under the Trust’s fair valuation procedures, the Board of Trustees has delegated to Hansberger Global Investors, Inc., the Funds’ Adviser (the “Adviser”), subject to the Board of Trustees’ supervision and review, the responsibility to determine, in good faith, the fair value of only those securities for which market quotations are not readily available. The Adviser has established a Valuation Committee, which is responsible for complying with the Trust’s fair value procedures and determining the fair value of each security for which market quotations are not readily available and for securities whose market quotations may not, in the Adviser’s opinion, reflect market value. With respect to the fair valuation of equity securities, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Funds calculate their net asset values.

The Trust employs a fair value pricing service that utilizes a model which takes into account market activity after the close of foreign markets and before the Funds calculate net asset value. As of March 31, 2006, a significant number of the Funds’ securities were fair valued utilizing this service pursuant to procedures approved by the Board of Trustees. In addition, as of March 31, 2006, a security in the Emerging Markets Fund, representing 1.3% of the market value of the Fund, was separately fair valued by the Valuation Committee, pursuant to procedures approved by the Board of Trustees.

2. Foreign Currency Translation: The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at current applicable foreign currency exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are not segregated from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment in securities.

3. Forward Currency Exchange Contracts: The Funds may enter into forward currency exchange contracts in connection with planned purchases or sales of securities or to hedge the value of some or all of a Fund’s portfolio securities. A forward currency contract is an agreement between two parties to purchase and sell currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in currency exchange rates. Forward currency contracts are marked-to-market daily using the forward foreign currency exchange rates applicable on that day or at such other rates as deemed appropriate. The change in value is recorded by the Funds as an unrealized gain or loss. When a forward currency contract is extinguished, either by delivering the currency or by entering into another forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract on the date it is extinguished. The Funds could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably relative to the U.S. dollar.

At March 31, 2006, the Funds had no outstanding forward currency exchange contracts.

4. Repurchase Agreements: Each repurchase agreement entered into by each Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to a Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

5. Federal Income Taxes: At March 31, 2006, cost and unrealized appreciation/(depreciation) of the investments for each Fund for U.S. Federal income tax purposes (excluding certain adjustments made at the end of the Funds’ fiscal year end for tax purposes such as wash sales) were:

Fund	Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation
International Value Fund	$199,690,298	$67,346,749	$(2,344,047)	$65,002,702
Emerging Markets Fund	231,342,947	119,584,358	(2,797,763)	116,786,595
International Growth Fund	239,660,251	35,220,889	(1,743,439)	33,477,450
International Core Fund	37,104,966	5,537,909	(460,728)	5,077,181

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hansberger Institutional Series

By:	/s/ Thomas L. Hansberger
Thomas L. Hansberger
President and Chief Executive Officer

Date: May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas L. Hansberger
Thomas L. Hansberger
President and Chief Executive Officer

Date: May 30, 2006

By:	/s/ Thomas A. Christensen, Jr.
Thomas A. Christensen, Jr.
Chief Financial Officer

Date: May 30, 2006